Share-Based Compensation (Summary of Compensation Expense by Plan) (Detail)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Units Granted	375,483	1,518,490
Units Outstanding	3,885,478	6,744,720	10,997,892